Debt	12 Months Ended
Dec. 31, 2012
Debt

NOTE 14—DEBT

(In millions)	At December 31,
	2012	2011
United:
Secured
Notes payable, fixed interest rates of 4.00% to 12.00% (weighted average rate of 6.96% as of December 31, 2012), payable through 2024	$5,943	$5,088
Notes payable, floating interest rates of LIBOR plus 0.20% to 5.46%, payable through 2022	1,668	2,156
Amended credit facility, LIBOR plus 2.0%, due 2014	1,201	1,219
6.75% senior secured notes due 2015	800	800
9.875% senior secured notes and 12% second lien due 2013	600	650
12.75% senior secured notes due 2012	—	172
Unsecured
4.5% senior limited subordination convertible notes due 2021	156	156
6% notes due 2026 to 2028	652	—
6% senior notes due 2031	—	652
6% convertible junior subordinated debentures due 2030	248	248
8% senior notes due 2024	400	—
8% senior notes due 2026	—	125
4.5% convertible notes due 2015	230	230
Other	161	66

	12,059	11,562

Less: unamortized debt discount	(152)	(225)
Less: current portion of long-term debt—United	(1,812)	(1,186)

Long-term debt, net—United (a)	$10,095	$10,151

UAL:
6% senior convertible notes due 2029	$345	$345

Long-term debt, net—UAL	$10,440	$10,496

(a)	As further described below under “Convertible Debt Securities,” there is a basis difference between UAL and United debt values, because we were required to apply different accounting methodologies. The United debt presented above does not agree to United’s balance sheet by the amount of this adjustment.

The table below presents the Company’s contractual principal payments at December 31, 2012 under then-outstanding long-term debt agreements in each of the next five calendar years (in millions):

	UAL	United
2013	$1,812	$1,812
2014	2,120	2,120
2015	2,023	2,023
2016	985	985
2017	545	545
After 2017	4,919	4,574

	$12,404	$12,059

As of December 31, 2012, a substantial portion of the Company’s assets, principally aircraft, spare engines, aircraft spare parts, route authorities and certain other intangible assets, were pledged under various loan and other agreements. As of December 31, 2012, UAL and United were in compliance with their respective debt covenants. Continued compliance depends on many factors, some of which are beyond the Company’s control, including the overall industry revenue environment and the level of fuel costs.

Revolving Credit Facility. The Company has a revolving credit facility (the “Revolving Credit Facility”) to borrow up to $500 million, all of which may be used for the issuance of letters of credit. The facility expires on January 30, 2015. As of December 31, 2012, the Company had all of its commitment capacity available under the Revolving Credit Facility. The Company pays a commitment fee equal to 0.5% per annum on the undrawn amount available under the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest at a floating rate, which, at the Company’s option, can be either a base rate or a London Interbank Offered Rate (“LIBOR”) rate, plus an applicable margin of 3.25% in the case of base rate loans and 4.25% in the case of LIBOR loans at the Company’s current corporate credit ratings.

The Company’s other significant financing agreements are summarized below:

UAL

6% Senior Convertible Notes. The 6% Senior Convertible Notes due 2029 (the “UAL 6% Senior Convertible Notes”) may be converted by holders into shares of UAL’s common stock at a conversion price of approximately $8.69 per share. UAL does not have the option to pay the conversion price in cash upon a noteholder’s conversion; however, UAL may redeem for cash all or part of the UAL 6% Senior Convertible Notes on or after October 15, 2014. In addition, holders of the UAL 6% Senior Convertible Notes have the right to require UAL to repurchase all or a portion of their notes on each of October 15, 2014, October 15, 2019 and October 15, 2024 or if certain changes of control of UAL occur, payable by UAL in cash, shares of UAL common stock or a combination thereof, at UAL’s option.

United

The 4.5% Senior Limited Subordination Convertible Notes due 2021 (the “4.5% Notes”) and the New PBGC Notes (as defined and described below under New PBGC Notes), which were issued by UAL, have been pushed down to United and are reflected as debt of United. The obligations of UAL under each of these notes, and the indentures under which these notes were issued are unconditionally guaranteed by United.

4.5% Notes. The 4.5% Notes may be converted by holders into shares of UAL’s common stock at a conversion price of approximately $32.64 per share. The Company has the option to pay the conversion price in cash, shares of UAL common stock or a combination thereof upon a noteholder’s conversion. In June 2011, the Company repurchased at par value approximately $570 million of the $726 million outstanding principal amount of its 4.5% Notes due 2021 with cash after the notes were put to the Company by the noteholders. The remaining holders of the 4.5% Notes have the option to require the Company to repurchase all or a portion of their notes on June 30, 2016 or if certain changes of control of the Company occur, payable by the Company in cash, shares of UAL common stock or a combination thereof, at the Company’s option. All or a portion of the 4.5% Notes are callable, at the Company’s option, at any time at par, plus accrued and unpaid interest, and can be redeemed with cash, shares of UAL common stock or a combination thereof except that the Company may elect to pay the redemption price in shares of UAL common stock only if the closing price of UAL common stock has not been less than 125% of the conversion price for the 60 consecutive trading days immediately prior to the redemption date.

New PBGC Notes. On December 31, 2012, UAL and United Air Lines, Inc. entered into an agreement with the PBGC that reduced the aggregate amount of 8% Contingent Senior Notes to be issued by UAL, and eliminated the contingent nature of such obligation by replacing the $188 million principal amount of 8% Contingent Senior Notes incurred as of December 31, 2012 and the obligation to issue any additional 8% Contingent Senior Notes with $400 million principal amount of new 8% Notes due 2024 (the “New 8% Notes”). In addition, UAL agreed to replace the $652 million principal amount outstanding of 6% Senior Notes due 2031 with $326 million principal amount of new 6% Notes due 2026 and $326 million principal amount of 6% Notes due 2028 (collectively, the “New 6% Notes” and together with the New 8% Notes, the “New PBGC Notes”). The Company did not receive any cash proceeds in connection with the issuance of the New PBGC Notes. The Company is accounting for this agreement as a debt extinguishment, resulting in a charge of $309 million that represents the fair value of $212 million of New 8% Notes that it agreed to issue and the change in the fair value of the New 6% Notes and the $188 million of New 8% Notes versus their previous carrying values. The Company classified the expense as a component of special charges because the note restructuring would not have occurred if it were not for the Merger.

The Company recorded a liability during 2011 in connection with issuing $125 million principal amount of the 8% Contingent Senior Notes at their fair value of $88 million as a component of integration costs. In addition, at June 30, 2012, the Company recorded a liability of $48 million during the second quarter for the fair value of the obligation to issue a tranche of an additional $62.5 million of the 8% Contingent Senior Notes.

Amended Credit Facility. The Amended and Restated Revolving Credit, Term Loan and Guaranty Agreement, dated as of February 2, 2007 (the “Amended Credit Facility”) consists of a term loan which had a balance of $1.2 billion as of December 31, 2012. The term loan matures on February 1, 2014.

Borrowings under the Amended Credit Facility bear interest at a floating rate, which, at the Company’s option, can be either a base rate or a LIBOR rate, plus an applicable margin of 1.0% in the case of base rate loans and 2.0% in the case of LIBOR loans. The term loan requires regularly scheduled semiannual payments of principal equal to $9 million. The Company may prepay all or a portion of the loan from time to time, at par plus accrued and unpaid interest.

As of December 31, 2012, United had cash collateralized $77 million of letters of credit, most of which had previously been issued under the Amended Credit Facility. United also had $367 million of performance bonds and letters of credit relating to various real estate, customs and aircraft financing obligations at December 31, 2012. Most of the letters of credit have evergreen clauses and are expected to be renewed on an annual basis and the performance bonds have expiration dates through 2016.

Senior Secured Notes. On February 1, 2013, United redeemed all of the $400 million aggregate principal amount of its 9.875% Senior Secured Notes due 2013 and $200 million aggregate principal amount of 12.0% Senior Second Lien Notes due 2013.

EETCs. United has $5.9 billion principal amount of equipment notes outstanding issued under EETC financings included in notes payable in the table of outstanding debt above. Generally, the structure of all of these EETC financings consist of pass-through trusts created by United to issue pass-through certificates. The pass-through certificates represent fractional undivided interests in the respective pass-through trusts and are not obligations of United. The proceeds of the issuance of the pass-through certificates are used to purchase equipment notes which are issued by United and secured by its aircraft. The payment obligations under the equipment notes are those of United. Proceeds received from the sale of pass-through certificates are initially held by a depository in escrow for the benefit of the certificate holders until United issues equipment notes to the trust, which purchases such notes with a portion of the escrowed funds. These escrowed funds are not guaranteed by United and are not reported as debt on our consolidated balance sheet because the proceeds held by the depositary are not United’s assets.

In March 2012, United created two pass-through trusts that issued an aggregate principal amount of $892 million of pass-through certificates. United received all $892 million in proceeds raised by the pass-through trusts as of December 31, 2012, in exchange for United’s issuance of an equivalent principal amount of equipment notes, which has been recorded as debt. The proceeds were used to fund the acquisition of new aircraft, and in the case of currently owned aircraft, for general corporate purposes.

In October 2012, United created two pass-through trusts, one of which issued $712 million aggregate principal amount of Class A pass-through certificates with a stated interest rate of 4% and the second of which issued $132 million aggregate principal amount of Class B pass-through certificates with a stated interest rate of 5.5%. The proceeds of the issuance of the Class A and Class B pass-through certificates, which amounted to $844 million, are used to purchase equipment notes issued by United. Of the $844 million in proceeds raised by the pass-through trusts, United received $293 million as of December 31, 2012. United expects to receive the remaining proceeds from the issuance during the first seven months of 2013 as aircraft are delivered to the Company and United issues equipment notes to the trusts. The Company records the debt obligation upon issuance of the equipment notes rather than upon the initial issuance of the pass-through certificates. The proceeds have been and are expected to be used to fund the acquisition of new aircraft.

In December 2012, United created one pass-through trust which issued $425 million aggregate principal amount of Class C pass-through certificates with a stated interest rate of 6.125%. The proceeds of the issuance of the Class C pass-through certificates are used to purchase equipment notes issued by United related to the aircraft financed in both the March and October 2012 EETC financings. Of the $425 million in proceeds raised by the pass-through trusts, United received $278 million as of December 31, 2012. United expects to receive the remaining proceeds from the issuance during the first seven months of 2013 as aircraft are delivered to the Company and United issues equipment notes to the trusts. The Company records the debt obligation upon issuance of the equipment notes rather than upon the initial issuance of the pass-through certificates. See Note 16 for additional information related to EETCs.

EETCs Secured by Spare Parts Inventory. United has two series of notes totaling $304 million due June 2, 2013, which bear interest at LIBOR plus a margin (0.35% in the case of one series of notes and 3.125% in the case of the other series of notes) that are secured by the majority of its spare parts inventory.

6.75% Notes. In August 2010, United issued $800 million aggregate principal amount of 6.75% Senior Secured Notes due 2015 (the “Senior Notes”). United may redeem all or a portion of the Senior Notes at any time on or after September 15, 2012 at specified redemption prices. If United sells certain of its assets or if it experiences specific kinds of a change in control, United will be required to offer to repurchase the notes. United’s obligations under the notes are unconditionally guaranteed by certain of its subsidiaries.

Convertible Debt Securities

Following the Merger, Continental and the trustees for the 4.5% Convertible Notes due 2015 (the “4.5% Convertible Notes”), 5% Convertible Notes due 2023 (the “5% Convertible Notes”) and 6% Convertible Junior Subordinated Debentures due 2030 (the “6% Convertible Debentures”) entered into supplemental indenture agreements to make United’s convertible debt, which was previously convertible into shares of Continental common stock, convertible into shares of UAL common stock. For purposes of the United separate-entity reporting, as a result of this debt, which is now United debt, becoming convertible into the stock of a non-consolidated entity, the embedded conversion options in United’s convertible debt are required to be separated and accounted for as though they are free-standing derivatives. As a result, the carrying value of United’s debt, net of current maturities, on a separate-entity reporting basis as of December 31, 2012 and December 31, 2011 was $10 billion and $10 billion, respectively, which is $57 million and $64 million, respectively, lower than the consolidated UAL carrying values on those dates.

In addition, UAL’s contractual commitment to provide common stock to satisfy United’s obligation upon conversion of the debt is an embedded call option on UAL common stock that is also required to be separated and accounted for as though it is a free-standing derivative. The fair value of the indenture derivatives on a separate-entity reporting basis as of December 31, 2012 and December 31, 2011 was an asset of $268 million and $193 million, respectively. The fair value of the embedded conversion options as of December 31, 2012 and December 31, 2011, was a liability of $128 million and $95 million, respectively. The initial contribution of the indenture derivatives to United by UAL is accounted for as additional-paid-in-capital in United’s separate-entity financial statements. Changes in fair value of both the indenture derivatives and the embedded conversion options subsequent to October 1, 2010 are recognized currently in nonoperating income (expense).

4.5% Convertible Notes. The 4.5% Convertible Notes may be converted by holders into shares of UAL common stock at a conversion price of approximately $18.93 per share. The Company does not have the option to pay the conversion price in cash; however, holders of the notes may require the Company to repurchase all or a portion of the notes for cash at par plus any accrued and unpaid interest if certain changes in control of the Company occur.

6% Convertible Junior Subordinated Debentures. Continental Airlines Finance Trust II, a Delaware statutory business trust (the “Trust”) of which United owns all the common trust securities, has outstanding five million 6% convertible preferred securities, called Term Income Deferrable Equity Securities (the “TIDES”). The TIDES have a liquidation value of $50 per preferred security and are convertible at any time at the option of the holder into shares of UAL common stock at a conversion rate of $57.14 per share of common stock (equivalent to approximately 0.875 of a share of UAL common stock for each preferred security). Distributions on the preferred securities are payable by the Trust at an annual rate of 6% of the liquidation value of $50 per preferred security.

The sole assets of the Trust are 6% Convertible Debentures with an aggregate principal amount of $248 million as of December 31, 2012 mature on November 15, 2030. The 6% Convertible Debentures are redeemable, in whole or in part, on or after November 20, 2003 at designated redemption prices. If we redeem the 6% Convertible Debentures, the Trust must redeem the TIDES on a pro rata basis having an aggregate liquidation value equal to the aggregate principal amount of the 6% Convertible Debentures redeemed. Otherwise, the TIDES will be redeemed upon maturity of the 6% Convertible Debentures, unless previously converted.

Taking into consideration the obligations under (i) the preferred securities guarantee relating to the TIDES, (ii) the indenture relating to the 6% Convertible Debentures to pay all debt and obligations and all costs and expenses of the Trust (other than U.S. withholding taxes) and (iii) the indenture, the declaration of trust relating to the TIDES and the 6% Convertible Debentures, United has fully and unconditionally guaranteed payment of (i) the distributions on the TIDES, (ii) the amount payable upon redemption of the TIDES and (iii) the liquidation amount of the TIDES.

The Trust is a subsidiary of United, and the TIDES are mandatorily redeemable preferred securities with a liquidation value of $248 million. The Trust is a variable interest entity (“VIE”) because the Company has a limited ability to make decisions about its activities. However, the Company is not the primary beneficiary of the Trust. Therefore, the Trust and the mandatorily redeemable preferred securities issued by the Trust are not reported in the Company’s balance sheets. Instead, the Company reports its 6% convertible junior subordinated debentures held by the Trust as long-term debt and interest on these debentures is recorded as interest expense for all periods presented in the accompanying financial statements.

The Company’s debt and associated collateral and cross default provisions are summarized in the tables below:

Summary of Collateral, Covenants and Cross Default Provisions

Debt Instrument	Collateral, Covenants and Cross Default Provisions
Revolving Credit Facility	Secured by take-off and landing slots at Newark Liberty, LaGuardia and Washington Reagan and certain of their other assets. The facility requires the Company to maintain at least $3.0 billion of unrestricted liquidity at all times, which includes unrestricted cash, short-term investments and any undrawn amounts under any revolving credit facility and to maintain a minimum ratio of appraised value of collateral to the outstanding obligations under the Revolving Credit Facility of 1.67 to 1.0 at all times. The facility contains events of default customary for this type of financing, including a cross default and cross acceleration provision to certain other material indebtedness of the Company.
Amended Credit Facility

Secured by certain of the Company’s international route authorities, international slots and related gate interests and associated rights. The international routes include the Pacific (including China and Hong Kong, but excluding Japan) and London Heathrow routes.

The Amended Credit Facility contains covenants, that among other things, restrict the ability of the Company and the guarantors under the facility to sell assets, incur additional indebtedness, make investments, pay dividends on or repurchase stock, or merge with other companies. The Company must also maintain a specified minimum 1.5 to 1.0 ratio of EBITDAR to the sum of the following fixed charges for all applicable periods: (a) cash interest expense and (b) cash aircraft operating rental expense. The Amended Credit Facility also requires compliance with the following financial covenants: (i) a minimum unrestricted cash balance of $1.0 billion at all times, and (ii) a minimum collateral ratio. The facility contains events of default customary for this type of financing, including a cross default and cross acceleration provision to certain other material indebtedness of the Company and the guarantors under the facility.

PBGC Notes

The amended and restated indenture for these notes, which are unsecured, contains covenants that, among other things, restrict the ability of the Company and its subsidiaries to incur additional indebtedness and pay dividends on or repurchase stock.

These covenants cease to be in effect when the indenture covering the Senior Notes is discharged. However, if the Company at that time or thereafter has a series of public debt securities with a principal amount of $300 million or more that has the benefit of covenants that are substantially similar to those contained in the indenture for the New PBGC Notes, then subject to certain conditions and upon written request of the PBGC to the Company, the Company will use commercially reasonable efforts to amend the indenture for the New PBGC Notes to include such covenants.

EETCs Secured by Spare Parts Inventory	The Company has a collateral maintenance agreement requiring it, among other things, to maintain a loan-to-collateral value ratio of not greater than 45% with respect to the senior series of equipment notes and a loan-to-collateral value ratio of not greater than 75% with respect to both series of notes combined. The Company must also maintain a certain level of rotable components within the spare parts collateral pool.
Senior Notes

Secured by certain of the Company’s U.S.-Asia and U.S.-London Heathrow routes and related assets, all of the outstanding common stock and other assets of the guarantor subsidiaries and substantially all of the other assets of the guarantors, including route authorities and related assets.

The indenture for the Senior Notes includes covenants that, among other things, restrict the Company’s ability to sell assets, incur additional indebtedness, issue preferred stock, make investments or pay dividends. In addition, if the Company fails to maintain a collateral coverage ratio of 1.5 to 1.0, we must pay additional interest on notes at the rate of 2% per annum until the collateral coverage ratio equals at least 1.5 to 1.0. The indenture for the Senior Notes also includes events of default customary for similar financings and a cross default provision if the Company fails to make payment when due with respect to certain obligations regarding frequent flyer miles purchased by Chase under United’s Co-Brand Agreement.